Subsequent Events (Details Narrative) - USD ($)				2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 16, 2024	Feb. 15, 2024	Feb. 05, 2024	Aug. 19, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 29, 2024
Subsequent Event [Line Items]
Received conversion amount					$ 137,596	$ 105,440
Total interest									$ 483,582
Common Stock [Member]
Subsequent Event [Line Items]
Received conversion amount					$ 105
Subsequent Event [Member]
Subsequent Event [Line Items]
Received conversion amount	$ 682,858.98			$ 635,000
Accrued interest	67,141.02
Adjusted conversion value	750,000
Cumulative interest				32,202.77
Total interest				$ 667,202.77
Investment commitment										$ 18,000,000
Subsequent Event [Member] | Memorandum Of Understanding [Member] | Common Stock [Member] | WA Technology Group Limited [Member]
Subsequent Event [Line Items]
Restricted common stock			$ 500,000
Restricted common stock price per share			$ 3.00
Subsequent Event [Member] | Memorandum Of Understanding [Member] | Common Stock [Member] | Sports And Media Interactive Limited [Member]
Subsequent Event [Line Items]
Restricted common stock		$ 1,000,000
Restricted common stock price per share		$ 3.00
Intercompany agreements description for payments		The first payment of $150,000 in restricted common stock (50,000 shares) of the Company is due and payable not later than June 15, 2024. The remaining payments in restricted common stock to the shareholders of S&MI Ltd. by the Company will be made as follows: (i) a second payment of $212,500 (70,833 shares) due on or before August 14, 2024; (ii) a third payment, of $212,500 (70,833 shares) due on or before November 12, 2024; (iii) a fourth payment of $212,500 (70,833 shares) due on or before February 10, 2025; and (vi) a final and fifth payment of $212,500 (70,834 shares) due on or before May 16, 2025.
Subsequent Event [Member] | Definitive Agreement [Member] | Common Stock [Member] | WA Technology Group Limited [Member]
Subsequent Event [Line Items]
Restricted common stock			$ 500,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Received conversion amount	1,317,859
Accrued interest	$ 99,343.79